Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total cost	$ 1,457,461	$ 1,227,752
Total accumulated depreciation	(281,111)	(204,572)
Property, Plant and Equipment, Net, Total	1,176,350	1,023,180
Total depreciation expense	77,503	57,827	53,845
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	200,340	189,801
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	712,908	599,350
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 544,213	$ 438,601